Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 6,462,376	$ 6,055,126	$ 5,396,175
Cruise operating expense
Payroll and related	924,157	881,606	803,632
Fuel	409,602	392,685	361,032
Total cruise operating expense	3,663,261	3,377,076	3,063,644
Other operating expense
Marketing, general and administrative	974,850	897,929	773,755
Depreciation and amortization	646,188	561,060	509,957
Total other operating expense	1,621,038	1,458,989	1,283,712
Operating income	1,178,077	1,219,061	1,048,819
Non-operating income (expense)
Interest expense, net	(272,867)	(270,404)	(267,804)
Other income (expense), net	6,155	20,653	(10,401)
Total non-operating income (expense)	(266,712)	(249,751)	(278,205)
Net income before income taxes	911,365	969,310	770,614
Income tax benefit (expense)	18,863	(14,467)	(10,742)
Net income	$ 930,228	$ 954,843	$ 759,872
Weighted-average shares outstanding
Basic (in shares)	214,929,977	223,001,739	228,040,825
Diluted (in shares)	216,475,076	224,419,205	229,418,326
Earnings per share
Basic (in dollars per share)	$ 4.33	$ 4.28	$ 3.33
Diluted (in dollars per share)	$ 4.30	$ 4.25	$ 3.31
Commissions, transportation and other
Cruise operating expense
Total cruise operating expense	$ 1,120,886	$ 998,948	$ 894,406
Passenger ticket
Revenue
Total revenue	4,517,393	4,259,815	3,750,030
Onboard and other
Revenue
Total revenue	1,944,983	1,795,311	1,646,145
Cruise operating expense
Total cruise operating expense	394,673	348,656	319,293
Food
Cruise operating expense
Total cruise operating expense	222,602	216,031	198,357
Other
Cruise operating expense
Total cruise operating expense	$ 591,341	$ 539,150	$ 486,924